LOAN RECEIVABLE AT CARRYING VALUE (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
LOAN RECEIVABLE AT CARRYING VALUE [Abstract]
Changes in Loans Receivable
The following table presents changes in loans receivable as of and for the nine months ended September 30, 2021:
	Principal	Original Issue Discount	Carrying Value
Total loans receivable at carrying value at December 31, 2020	$3,352,176	$(3,913)	$3,348,263
Principal repayment of loans	(574,735)	—	(574,735)
Accretion of original issue discount	—	927	927
Total loans receivable at carrying value at September 30, 2021	$ 2,777,441	$ (2,986)	$ 2,774,455

The following table presents changes in loans receivable as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:
	Principal	Original Issue Discount	Carrying Value
Loan receivable acquired at July 31, 2020	$3,700,718	$(4,428)	$3,696,290
Principal repayment of loans	(348,542)	—	(348,542)
Accretion of original issue discount	—	515	515
Total loans receivable at carrying value at December 31, 2020	$ 3,352,176	$ (3,913)	$ 3,348,263